Cover Page	6 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Entity Registrant Name	SUMITOMO MITSUI FINANCIAL GROUP, INC.
Entity Central Index Key	0001022837
Current Fiscal Year End Date	--03-31